Contingencies	9 Months Ended
Sep. 30, 2014
Commitments and Contingencies Disclosure [Abstract]
Contingencies

NOTE 10 — CONTINGENCIES

Insurance Reserves

Holdings purchases insurance policies for workers’ compensation, automobile and product and general liability. These policies include high deductibles for which Holdings is responsible. These deductibles are estimated and recorded as expenses in the period incurred. Estimates of these expenses are updated each quarter and are adjusted accordingly. These estimates are subject to substantial uncertainty because of several factors that are difficult to predict, including actual claims experience, regulatory changes, litigation trends and changes in inflation. Estimated unpaid losses for which Holdings is responsible are included in the interim unaudited condensed consolidated balance sheets in accrued expenses and other current liabilities. Holdings’ self-insured insurance reserves, including group medical insurance reserves, were $7.3 million and $7.9 million as of September 30, 2014 and December 31, 2013, respectively.

Environmental

Holdings is subject to a variety of federal, state, local and foreign environmental, health and safety laws and regulations, including those governing the discharge of pollutants into the air or water, the management and disposal of hazardous substances or wastes, and the cleanup of contaminated sites. UCI International or its predecessors have been identified as a potentially responsible party, or is otherwise currently responsible, for contamination at five sites, including a former facility in Edison, New Jersey (the “New Jersey Site”), and at a previously owned site in Solano County, California (the “California Site”). Both sites involve the investigation of chlorinated solvent contamination. Based on currently available information, management believes that the cost of the ultimate outcome of the environmental matters related to the New Jersey Site and the California Site will not exceed the $1.0 million accrued at September 30, 2014 by a material amount, if at all. However, because all investigation and analysis has not yet been completed and due to inherent uncertainty in such environmental matters, it is possible that the ultimate outcome of these matters could have a material adverse effect on the results of operations for a single quarter.

In addition to the two matters discussed above, UCI International or its predecessors have been named as a potentially responsible party at a third-party waste disposal site in Calvert City, Kentucky, a former manufacturing site and at an EPA Superfund site in Mayville, Wisconsin. On April 15, 2014, Holdings reached a settlement agreement for the Mayville, Wisconsin site for less than $0.1 million which was paid on April 16, 2014. As of September 30, 2014, UCI International had reserves of $0.1 million for settlement and remediation costs of the Calvert City, Kentucky and the former manufacturing site, the majority of which is anticipated to be spent in the next year.

As of September 30, 2014, environmental liability accruals of $0.5 million and $0.6 million are recorded in accrued expenses and other current liabilities and other long-term liabilities, respectively, in the interim unaudited condensed consolidated balance sheets. As of December 31, 2013, environmental liability accruals of $1.0 million and $0.5 million are recorded in accrued expenses and other current liabilities and other long-term liabilities, respectively, in the interim unaudited condensed consolidated balance sheets.

Antitrust Litigation

Starting in 2008, UCI and Champion Laboratories, Inc. (“Champion”) were named as defendants in class actions on behalf of all persons that purchased aftermarket filters in the U.S. directly from the defendants, from 1999 to March 8, 2012. Others actions were putative class actions on behalf of all persons who acquired indirectly aftermarket filters manufactured and/or distributed by one or more of the defendants, from 1999 to March 8, 2012. The complaints (collectively, the “U.S. Actions”) sought treble damages, an injunction against future violations, costs and attorney’s fees. Also in 2008, Champion, but not UCI, was named as a defendant in two separate complaints in Ontario and Quebec (the “Ontario Action” and the “Quebec Action”, respectively, and, collectively, the “Canadian Actions”). The complaints included allegations similar to those in the U.S. Actions, and were brought as putative class actions on behalf of all persons in Canada that purchased aftermarket filters directly or indirectly from the defendants.

U.S. Actions

On February 9, 2012, the parties announced that Champion and two other defendants had reached an agreement in principle with all plaintiffs to settle the U.S. Actions. During 2012, the settlement agreement was executed, approved by the court, paid and finalized.

Canadian Actions

In 2008, Champion, but not UCI, was named as one of five defendants in the Quebec Action and as one of 14 defendants in the Ontario Action. The Quebec Action alleges conspiracy violations under the Canadian Competition Act and violations of the obligation to act in good faith related to the sale of aftermarket filters. The Ontario Action alleges civil conspiracy, intentional interference with economic interests, and conspiracy violations under the Canadian Competition Act related to the sale of aftermarket filters.

On September 12, 2013, all defendants executed a settlement agreement with all plaintiffs in the Canadian Actions. The Ontario Court granted preliminary approval of the settlement with respect to the Ontario Action on October 3, 2013, which was recorded and paid by Champion to a trust account for the benefit of the settlement class members in the Canadian Actions during the year ended December 31, 2013. The settlement of the Ontario Action was approved by the court in January 2014. The settlement of the Quebec Action was approved by the court in April 2014.

During each of the three and nine months ended September 30, 2014, Holdings incurred post-trial costs of less than $0.1 million related to the Canadian Actions. During each of the three and nine months ended September 30, 2013, Holdings recorded $0.1 million associated with the Canadian Actions settlement and incurred post-trial costs of $0.1 million related to the Canadian Actions. These amounts are included in selling, general and administrative in the interim unaudited condensed consolidated statements of comprehensive income (loss).

Patent Litigation

Champion was named as a defendant in a complaint filed by Hengst of North America, Inc. (“Hengst”), on August 23, 2013 in the United States District Court for the District of South Carolina, Columbia Division, pursuant to which Hengst claims that certain of Champion’s products infringe on a Hengst patent. On February 14, 2014, Champion and Hengst reached a settlement of this litigation. The settlement includes the payment of $2.2 million by Champion to Hengst, a license from Hengst to Champion of certain intellectual property in exchange for royalty payments, $0.8 million in rebates granted to Champion for future purchases by Champion of Hengst products and the dismissal with prejudice of this case. As of December 31, 2013, Champion had accrued $2.2 million for the settlement. During the nine months ended September 30, 2014, Champion made scheduled payments of $1.4 million. The remainder of the payments will be $0.2 million to be made on or before July 1 of each year 2015 through 2018.

Product Recall

In January 2014, Holdings was notified by one of its customers that the customer was recalling certain defective parts manufactured by one of Holdings’ U.S. subsidiaries. As of September 30, 2014, Holdings had reserves of $0.6 million for the estimated costs of the recall in the interim unaudited condensed consolidated balance sheets, which were recorded as of December 31, 2013. The estimate included costs of replacement parts and labor and other costs associated with the recall. As of September 30, 2014, there have been no claims against Holdings related to this recall.

During the year ended December 31, 2012, Holdings recalled certain defective products manufactured by its Chinese operations and distributed by its Spanish subsidiary. As of September 30, 2014, Holdings had paid $1.0 million (€0.8 million) of costs related to this matter and a remaining accrual of $0.1 million (€0.1 million) is recorded in the interim unaudited condensed consolidated balance sheet. Holdings believes that it has insurance coverage for a significant percentage of the costs related to this matter. As of September 30, 2014, Holdings has filed claims totaling $0.9 million (€0.7 million) with its insurance carrier and received reimbursement for claims and product recall costs totaling $0.9 million (€0.7 million), including $0.2 million (€0.2 million) received during the nine months ended September 30, 2014, under its insurance coverage, which was recorded as a reduction in warranty expenses. No additional provisions for this matter were recorded in the nine months ended September 30, 2014.

Other Litigation

Holdings is subject to various other contingencies, including routine legal proceedings and claims arising out of the normal course of business. These proceedings primarily involve commercial claims, product liability claims, personal injury claims and workers’ compensation claims. The outcome of these lawsuits, legal proceedings and claims cannot be predicted with certainty. Nevertheless, Holdings believes that the outcome of any of these currently existing proceedings, even if determined adversely, would not have a material adverse effect on its financial condition or results of operations.